Fees Summary	Sep. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,047,000
Previously Paid Amount	0.00
Total Fee Amount	1,387.49
Total Offset Amount	0.00
Net Fee	1,387.49
Narrative - Max Aggregate Offering Price	$ 10,047,000
Final Prospectus	true